Revenue and segmental analysis - Schedule of reporting segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Revenue to external customers	$ 441.3	$ 414.8	$ 460.3
Result
Adjusted EBITDA	61.8	55.3	62.2
Other share based compensation charges	(2.2)	(1.4)	(1.3)
Loss on disposal of property, plant and equipment	(0.1)	(0.2)	0.0
Depreciation and amortization	(19.0)	(18.4)	(18.6)
TRADING PROFIT	40.5	35.3	42.3
Profit on sale of redundant site	0.4	2.1	0.0
Changes to defined benefit pension plans (Note 5)	0.0	0.6	18.0
Restructuring and other expense (Note 5)	(21.6)	(2.2)	(22.4)
OPERATING PROFIT	19.3	35.8	37.9
Net gain / (loss) on acquisitions and disposals	1.3	0.2	(2.0)
Net interest costs	(6.7)	(5.6)	(6.9)
IAS 19R retirement benefits finance charge	(1.8)	(2.1)	(3.0)
Unwind of discount on deferred contingent consideration from acquisitions	0.2	0.4	0.4
PROFIT ON OPERATIONS BEFORE TAXATION	11.9	27.9	25.6
Income tax expense	(0.4)	(6.0)	(9.5)
NET INCOME FOR THE YEAR	11.5	21.9	16.1
Other segment information
Segment assets	402.6	391.5	435.7
Segment liabilities	(240.3)	(249.6)	(266.0)
Net assets / (liabilities) employed	162.3	141.9	169.7
Capital expenditure: Property, plant and equipment	9.2	16.5	15.3
Capital expenditure: Intangible assets	1.7	2.4	2.1
Gas Cylinders
Revenue
Revenue to external customers	220.2	225.8	239.1
Elektron
Revenue
Revenue to external customers	221.1	189.0	221.2
Operating segments
Revenue
Revenue to external customers	441.8	414.9	460.9
Operating segments | Gas Cylinders
Revenue
Revenue to external customers	220.2	225.8	239.1
Result
Adjusted EBITDA	17.3	19.7	16.5
Other share based compensation charges	(1.0)	(0.6)	(0.7)
Loss on disposal of property, plant and equipment	0.0	(0.1)
Depreciation and amortization	(7.6)	(7.6)	(7.2)
TRADING PROFIT	8.7	11.4	8.6
Profit on sale of redundant site	0.0	0.0
Changes to defined benefit pension plans (Note 5)		0.0	0.0
Restructuring and other expense (Note 5)	(6.6)	0.0	(21.9)
OPERATING PROFIT	2.1	11.4	(13.3)
Net gain / (loss) on acquisitions and disposals	0.0	0.0	(0.2)
Net interest costs	0.0	0.0	0.0
IAS 19R retirement benefits finance charge	0.0	0.0	0.0
Unwind of discount on deferred contingent consideration from acquisitions	0.0	0.0	0.0
PROFIT ON OPERATIONS BEFORE TAXATION	2.1	11.4	(13.5)
Other segment information
Segment assets	150.5	146.8	158.3
Segment liabilities	(22.6)	(21.7)	(32.3)
Net assets / (liabilities) employed	127.9	125.1	126.0
Capital expenditure: Property, plant and equipment	3.5	6.5	6.0
Capital expenditure: Intangible assets	1.4	1.5	1.2
Operating segments | Elektron
Revenue
Revenue to external customers	221.6	189.1	221.8
Result
Adjusted EBITDA	44.5	35.6	45.7
Other share based compensation charges	(1.2)	(0.8)	(0.6)
Loss on disposal of property, plant and equipment	(0.1)	(0.1)
Depreciation and amortization	(11.4)	(10.8)	(11.4)
TRADING PROFIT	31.8	23.9	33.7
Profit on sale of redundant site	0.0	0.0
Changes to defined benefit pension plans (Note 5)		0.0	0.0
Restructuring and other expense (Note 5)	(12.7)	(2.2)	(0.5)
OPERATING PROFIT	19.1	21.7	33.2
Net gain / (loss) on acquisitions and disposals	1.3	0.2	0.0
Net interest costs	0.0	0.0	0.0
IAS 19R retirement benefits finance charge	0.0	0.0	0.0
Unwind of discount on deferred contingent consideration from acquisitions	0.2	0.4	0.4
PROFIT ON OPERATIONS BEFORE TAXATION	20.2	21.5	32.8
Other segment information
Segment assets	207.6	190.6	208.5
Segment liabilities	(22.3)	(14.2)	(21.4)
Net assets / (liabilities) employed	185.3	176.4	187.1
Capital expenditure: Property, plant and equipment	5.7	10.0	9.3
Capital expenditure: Intangible assets	0.3	0.9	0.9
Inter-segment
Revenue
Revenue to external customers	(0.5)	(0.1)	(0.6)
Inter-segment | Gas Cylinders
Revenue
Revenue to external customers	0.0	0.0	0.0
Inter-segment | Elektron
Revenue
Revenue to external customers	(0.5)	(0.1)	(0.6)
Unallocated
Revenue
Revenue to external customers	0.0	0.0	0.0
Result
Adjusted EBITDA	0.0	0.0	0.0
Other share based compensation charges	0.0	0.0	0.0
Loss on disposal of property, plant and equipment	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0
TRADING PROFIT	0.0	0.0	0.0
Profit on sale of redundant site	0.4	2.1
Changes to defined benefit pension plans (Note 5)		0.6	18.0
Restructuring and other expense (Note 5)	(2.3)	0.0	0.0
OPERATING PROFIT	(1.9)	2.7	18.0
Net gain / (loss) on acquisitions and disposals	0.0	0.0	(1.8)
Net interest costs	(6.7)	(5.6)	(6.9)
IAS 19R retirement benefits finance charge	(1.8)	(2.1)	(3.0)
Unwind of discount on deferred contingent consideration from acquisitions	0.0	0.0	0.0
PROFIT ON OPERATIONS BEFORE TAXATION	(10.4)	(5.0)	6.3
Other segment information
Segment assets	44.5	54.1	68.9
Segment liabilities	(195.4)	(213.7)	(212.3)
Net assets / (liabilities) employed	(150.9)	(159.6)	(143.4)
Capital expenditure: Property, plant and equipment	0.0	0.0	0.0
Capital expenditure: Intangible assets	$ 0.0	$ 0.0	$ 0.0